Current and long-term debt - Schedule of debt rollforward by facility (Details) - USD ($)		1 Months Ended						12 Months Ended
	Jun. 09, 2014	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	May 31, 2020	Jun. 30, 2018	Jun. 09, 2014	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								$ 2,415,326,000
Carrying Value as of December 31, 2021								2,541,678,000
Current								(413,340,000)	$ (304,441,000)
Non-Current								(666,409,000)	(971,172,000)
Write-off of discount								600,000
IFRS 16 - lease liability								54,515,000	$ 56,678,000
KEXIM Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								15,900,000
ING Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								191,300,000
Carrying Value as of December 31, 2021					$ 251,400,000
2018 NIBC Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								31,100,000
Credit Agricole Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020
Carrying Value as of December 31, 2021								21,000,000.0
Prudential Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020
Carrying Value as of December 31, 2021								44,800,000
BNPP Sinosure Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				$ 1,900,000
2020 $225.0 Million Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020
Carrying Value as of December 31, 2021					225,000,000.0			225,000,000.0
2021 $43.6 Million Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020
Carrying Value as of December 31, 2021								43,600,000
CSSC Scrubber Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Noncash gain (loss) on refinancing								5,400,000
Cash prepayment of fees		$ 2,600,000
$116.0 Million Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020
Carrying Value as of December 31, 2021								116,000,000.0
$157.5 Million Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020
Carrying Value as of December 31, 2021								157,500,000
2021 $146.3 Million Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020
Carrying Value as of December 31, 2021								146,300,000
2021 Ocean Yield Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020
Carrying Value as of December 31, 2021								70,200,000
IFRS 16 - Leases - 7 Handymax (See Note 6)
Reconciliation Of Changes In Borrowings [Roll Forward]
IFRS 16 - lease liability								400,000
IFRS 16 - Leases - $670.0 Million (see Note 6)
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020
Carrying Value as of December 31, 2021								670,000,000.0
Unsecured Senior Notes Due 2020
Reconciliation Of Changes In Borrowings [Roll Forward]
Drawdowns	$ 3,750,000						$ 51,800,000
Unsecured Senior Notes Due 2025
Reconciliation Of Changes In Borrowings [Roll Forward]
Drawdowns					$ 26,500,000
Convertible Notes Due 2022
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020						$ 154,300,000
Repayments			$ (19,400,000)	$ (62,100,000)
Noncash accretion and amortization								4,700,000
Convertible Notes Due 2025
Reconciliation Of Changes In Borrowings [Roll Forward]
Noncash accretion and amortization								8,600,000
Gross carrying amount
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								3,070,271,000
Drawdowns								770,223,000
Repayments								(703,909,000)
Other Activity								(9,038,000)
Carrying Value as of December 31, 2021								3,145,623,000
Current								(474,043,000)
Non-Current								(2,671,580,000)
Gross carrying amount | KEXIM Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								15,932,000
Drawdowns								0
Repayments								(15,932,000)
Other Activity								0
Carrying Value as of December 31, 2021								0
Current								0
Non-Current								0
Gross carrying amount | ING Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								191,348,000
Drawdowns								2,128,000
Repayments								(193,476,000)
Other Activity								0
Carrying Value as of December 31, 2021								0
Current								0
Non-Current								0
Gross carrying amount | 2018 NIBC Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								31,066,000
Drawdowns								0
Repayments								(31,066,000)
Other Activity								0
Carrying Value as of December 31, 2021								0
Current								0
Non-Current
Gross carrying amount | Credit Agricole Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								80,676,000
Drawdowns								0
Repayments								(8,569,000)
Other Activity								(731,000)
Carrying Value as of December 31, 2021								72,838,000
Current								(23,822,000)
Non-Current								(49,016,000)
Gross carrying amount | ABN AMRO / K-Sure Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								40,587,000
Drawdowns								0
Repayments								(41,827,000)
Other Activity								(1,240,000)
Carrying Value as of December 31, 2021								0
Current								0
Non-Current								0
Gross carrying amount | Citibank / K-Sure Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								84,478,000
Drawdowns								0
Repayments								(8,417,000)
Other Activity								(1,720,000)
Carrying Value as of December 31, 2021								77,781,000
Current								(77,781,000)
Non-Current								0
Gross carrying amount | ABN AMRO / SEB Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								97,856,000
Drawdowns								0
Repayments								(97,856,000)
Other Activity								0
Carrying Value as of December 31, 2021								0
Current								0
Non-Current								0
Gross carrying amount | Hamburg Commercial Bank Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								40,315,000
Drawdowns								0
Repayments								(3,291,000)
Other Activity								0
Carrying Value as of December 31, 2021								37,024,000
Current								(3,292,000)
Non-Current								(33,732,000)
Gross carrying amount | Prudential Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								50,378,000
Drawdowns								0
Repayments								(5,546,000)
Other Activity								0
Carrying Value as of December 31, 2021								44,832,000
Current								(5,546,000)
Non-Current								(39,286,000)
Gross carrying amount | 2019 DNB / GIEK Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								52,563,000
Drawdowns								0
Repayments								(7,113,000)
Other Activity								0
Carrying Value as of December 31, 2021								45,450,000
Current								(7,113,000)
Non-Current								(38,337,000)
Gross carrying amount | BNPP Sinosure Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								94,733,000
Drawdowns								1,915,000
Repayments								(10,334,000)
Other Activity								0
Carrying Value as of December 31, 2021								86,314,000
Current								(10,334,000)
Non-Current								(75,980,000)
Gross carrying amount | 2020 $225.0 Million Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								208,890,000
Drawdowns								0
Repayments								(63,254,000)
Other Activity								0
Carrying Value as of December 31, 2021								145,636,000
Current								(16,524,000)
Non-Current								(129,112,000)
Gross carrying amount | 2021 $21.0 Million Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								0
Drawdowns								21,000,000
Repayments								(1,755,000)
Other Activity								0
Carrying Value as of December 31, 2021								19,245,000
Current								(19,245,000)
Non-Current								0
Gross carrying amount | 2021 $43.6 Million Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								0
Drawdowns								43,550,000
Repayments								0
Other Activity								0
Carrying Value as of December 31, 2021								43,550,000
Current								(4,390,000)
Non-Current								(39,160,000)
Gross carrying amount | Ocean Yield Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								137,399,000
Drawdowns								0
Repayments								(11,245,000)
Other Activity								(180,000)
Carrying Value as of December 31, 2021								126,334,000
Current								(11,363,000)
Non-Current								(114,971,000)
Gross carrying amount | BCFL Lease Financing (LR2s)
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								83,974,000
Drawdowns								3,814,000
Repayments								(10,690,000)
Other Activity								(506,000)
Carrying Value as of December 31, 2021								77,604,000
Current								(10,717,000)
Non-Current								(66,887,000)
Gross carrying amount | CSSC Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								136,949,000
Drawdowns								11,848,000
Repayments								(10,313,000)
Other Activity								5,527,000
Carrying Value as of December 31, 2021								132,957,000
Current								(14,253,000)
Non-Current								(118,704,000)
Gross carrying amount | CSSC Scrubber Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								4,443,000
Drawdowns								0
Repayments								(4,443,000)
Other Activity								0
Carrying Value as of December 31, 2021								0
Current								0
Non-Current								0
Gross carrying amount | BCFL Lease Financing (MRs)
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								77,748,000
Drawdowns								5,779,000
Repayments								(14,639,000)
Other Activity								0
Carrying Value as of December 31, 2021								68,888,000
Current								(15,687,000)
Non-Current								(53,201,000)
Gross carrying amount | 2018 CMBFL Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								124,993,000
Drawdowns								0
Repayments								(13,007,000)
Other Activity								0
Carrying Value as of December 31, 2021								111,986,000
Current								(13,007,000)
Non-Current								(98,979,000)
Gross carrying amount | $116.0 Million Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								103,801,000
Drawdowns								1,926,000
Repayments								(9,938,000)
Other Activity								0
Carrying Value as of December 31, 2021								95,789,000
Current								(10,645,000)
Non-Current								(85,144,000)
Gross carrying amount | AVIC Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								119,732,000
Drawdowns								0
Repayments								(13,327,000)
Other Activity								0
Carrying Value as of December 31, 2021								106,405,000
Current								(13,327,000)
Non-Current								(93,078,000)
Gross carrying amount | China Huarong Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								110,250,000
Drawdowns								10,000,000
Repayments								(16,834,000)
Other Activity								0
Carrying Value as of December 31, 2021								103,416,000
Current								(16,833,000)
Non-Current								(86,583,000)
Gross carrying amount | $157.5 Million Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								123,800,000
Drawdowns								0
Repayments								(14,143,000)
Other Activity								0
Carrying Value as of December 31, 2021								109,657,000
Current								(14,143,000)
Non-Current								(95,514,000)
Gross carrying amount | COSCO Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								68,750,000
Drawdowns								0
Repayments								(7,700,000)
Other Activity								0
Carrying Value as of December 31, 2021								61,050,000
Current								(7,700,000)
Non-Current								(53,350,000)
Gross carrying amount | 2020 CMBFL Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								44,573,000
Drawdowns								0
Repayments								(3,241,000)
Other Activity								0
Carrying Value as of December 31, 2021								41,332,000
Current								(3,242,000)
Non-Current								(38,090,000)
Gross carrying amount | 2020 TSFL Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								47,250,000
Drawdowns								0
Repayments								(3,322,000)
Other Activity								0
Carrying Value as of December 31, 2021								43,928,000
Current								(3,321,000)
Non-Current								(40,607,000)
Gross carrying amount | 2020 SPDB-FL Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								96,500,000
Drawdowns								0
Repayments								(9,389,000)
Other Activity								0
Carrying Value as of December 31, 2021								87,111,000
Current								(6,495,000)
Non-Current								(80,616,000)
Gross carrying amount | 2021 AVIC Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								0
Drawdowns								96,352,000
Repayments								(5,439,000)
Other Activity								0
Carrying Value as of December 31, 2021								90,913,000
Current								(7,252,000)
Non-Current								(83,661,000)
Gross carrying amount | 2021 CMBFL Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								0
Drawdowns								79,050,000
Repayments								(4,485,000)
Other Activity								0
Carrying Value as of December 31, 2021								74,565,000
Current								(6,520,000)
Non-Current								(68,045,000)
Gross carrying amount | 2021 TSFL Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								0
Drawdowns								57,663,000
Repayments								(3,286,000)
Other Activity								0
Carrying Value as of December 31, 2021								54,377,000
Current								(4,380,000)
Non-Current								(49,997,000)
Gross carrying amount | 2021 CSSC Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								0
Drawdowns								57,400,000
Repayments								(3,507,000)
Other Activity								0
Carrying Value as of December 31, 2021								53,893,000
Current								(5,262,000)
Non-Current								(48,631,000)
Gross carrying amount | 2021 $146.3 Million Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								0
Drawdowns								146,250,000
Repayments								0
Other Activity								0
Carrying Value as of December 31, 2021								146,250,000
Current								(12,551,000)
Non-Current								(133,699,000)
Gross carrying amount | 2021 Ocean Yield Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								0
Drawdowns								70,200,000
Repayments								(417,000)
Other Activity								0
Carrying Value as of December 31, 2021								69,783,000
Current								(5,850,000)
Non-Current								(63,933,000)
Gross carrying amount | IFRS 16 - Leases - 7 Handymax (See Note 6)
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								2,247,000
Drawdowns								0
Repayments								(1,879,000)
Other Activity								368,000
Carrying Value as of December 31, 2021								0
Current								0
Non-Current								0
Gross carrying amount | IFRS 16 - Leases - 3 MR (See Note 6)
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								36,936,000
Drawdowns								0
Repayments								(7,668,000)
Other Activity								0
Carrying Value as of December 31, 2021								29,268,000
Current								(8,130,000)
Non-Current								(21,138,000)
Gross carrying amount | IFRS 16 - Leases - $670.0 Million (see Note 6)
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								593,291,000
Drawdowns								0
Repayments								(46,561,000)
Other Activity								0
Carrying Value as of December 31, 2021								546,730,000
Current								(47,006,000)
Non-Current								(499,724,000)
Gross carrying amount | Unsecured Senior Notes Due 2020
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								0
Drawdowns								0
Repayments								0
Other Activity								0
Carrying Value as of December 31, 2021								0
Current								0
Non-Current								0
Gross carrying amount | Unsecured Senior Notes Due 2025
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								28,100,000
Drawdowns								41,929,000
Repayments								0
Other Activity								(21,000)
Carrying Value as of December 31, 2021								70,050,000
Current								0
Non-Current								(70,050,000)
Gross carrying amount | Convertible Notes Due 2022
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								140,713,000
Drawdowns								0
Repayments								0
Other Activity								72,401,000
Carrying Value as of December 31, 2021								68,312,000
Current								(68,312,000)
Non-Current								0
Gross carrying amount | Convertible Notes Due 2025
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								0
Drawdowns								119,419,000
Repayments								0
Other Activity								(82,936,000)
Carrying Value as of December 31, 2021								202,355,000
Current								0
Non-Current								(202,355,000)
Deferred financing fees
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								22,471,000
Drawdowns								12,907,000
Repayments								0
Other Activity								10,557,000
Carrying Value as of December 31, 2021								24,821,000
Current								(2,441,000)
Non-Current								(22,380,000)
Deferred financing fees | Unsecured Senior Notes Due 2025
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								1,400,000
Carrying Value as of December 31, 2021								2,300,000
Prepaid interest expense
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								0
Drawdowns								0
Repayments								(3,747,000)
Other Activity								0
Carrying Value as of December 31, 2021								3,747,000
Current								(3,747,000)
Non-Current								0
Net carrying amount
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2020								3,047,800,000
Drawdowns								757,316,000
Repayments								(707,656,000)
Other Activity								(19,595,000)
Carrying Value as of December 31, 2021								3,117,055,000
Current								(467,855,000)
Non-Current								$ (2,649,200,000)